SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands				3 Months Ended	12 Months Ended
	Mar. 28, 2025 USD ($) $ / shares shares	Feb. 28, 2025 USD ($) D	Jun. 08, 2022	Mar. 31, 2025 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Apr. 28, 2025 USD ($)	Nov. 29, 2024 USD ($) shares	Sep. 30, 2024 shares	Dec. 31, 2022 USD ($)
SUBSEQUENT EVENTS
Number of options granted during the period | shares					6,494,086
Granted | $ / shares					$ 2.89
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			us-gaap:PrimeRateMember		us-gaap:PrimeRateMember	us-gaap:PrimeRateMember
Cash					$ 103,072	$ 418,941				$ 736,605
Mertiz investment
SUBSEQUENT EVENTS
Number of shares | shares					17,500,000			17,500,000	17,500,000
Mertiz investment | Minimum
SUBSEQUENT EVENTS
Cash								$ 175,000
2022 Share Incentive Plan | Employee
SUBSEQUENT EVENTS
Number of options granted during the period | shares				11,518,748
Granted | $ / shares				$ 2.89
Subsequent events | Mertiz investment
SUBSEQUENT EVENTS
Share Price | $ / shares	$ 14
SBA Deposit	$ 150,938
Annualized interest rate	12.50%
Remaining repurchase price	$ 48,109
Transferable ADs | shares	12,689,058
Subsequent events | Mertiz investment | Minimum
SUBSEQUENT EVENTS
Cash	$ 175,000
Subsequent events | Mertiz investment | ADS
SUBSEQUENT EVENTS
Number of shares | shares	17,500,000
Share Price | $ / shares	$ 14
Subsequent events | Geely HK Convertible Notes
SUBSEQUENT EVENTS
Principal amount of debt		$ 70,000
Amount of investment received on convertible notes							$ 70,000
Variable interest rate		3.35%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrMember
Subsequent events | Geely HK Convertible Notes | ADS
SUBSEQUENT EVENTS
Debt convertible, consecutive trading days | D		10
Subsequent events | Mertiz investment
SUBSEQUENT EVENTS
Cumulated accrued, default interest	$ 22,261
Subsequent events | Asset Pledged as Collateral | Sanya Lotus | Ningbo Robotics Co., Ltd.
SUBSEQUENT EVENTS
Investor equity interest percentage		50.00%